Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Philippines ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 24.9%
Bank of the Philippine Islands	4,000,665	$9,973,877
BDO Unibank Inc.	4,669,731	13,483,967
Metropolitan Bank & Trust Co.	3,752,404	4,947,111
		28,404,955
Chemicals — 1.1%
D&L Industries Inc.	12,582,900	1,271,934
Consumer Staples Distribution & Retail — 2.9%
Puregold Price Club Inc.	4,023,560	2,235,512
Robinsons Retail Holdings Inc.	1,573,800	1,066,218
		3,301,730
Diversified Telecommunication Services — 2.4%
Converge Information and Communications Technology Solutions Inc.	7,428,900	2,683,945
Electric Utilities — 5.6%
Manila Electric Co.	509,550	5,022,897
Synergy Grid & Development Phils Inc.	6,799,900	1,394,226
		6,417,123
Food Products — 6.0%
Century Pacific Food Inc.	3,893,400	2,787,729
Monde Nissin Corp.(a)	10,955,600	1,492,294
Universal Robina Corp.	1,686,018	2,552,762
		6,832,785
Hotels, Restaurants & Leisure — 7.5%
DigiPlus Interactive Corp.	4,140,900	3,919,642
Jollibee Foods Corp.	1,158,831	4,632,563
		8,552,205
Independent Power and Renewable Electricity Producers — 0.3%
ACEN Corp.	8,379,663	382,976
Industrial Conglomerates — 18.3%
Aboitiz Equity Ventures Inc.	4,191,200	2,591,565
Alliance Global Group Inc.	12,087,639	1,806,809
Ayala Corp.	192,138	1,998,539
DMCI Holdings Inc.	9,781,400	1,817,310
GT Capital Holdings Inc.	297,016	2,898,106
JG Summit Holdings Inc.	5,034,861	1,804,640
LT Group Inc.	8,832,900	1,947,212
SM Investments Corp.	399,836	5,983,745
		20,847,926
Security	Shares	Value
Office REITs — 0.3%
AREIT Inc.	533,800	$383,165
Oil, Gas & Consumable Fuels — 1.6%
Semirara Mining & Power Corp., Class A	3,112,600	1,813,057
Real Estate Management & Development — 10.5%
Ayala Land Inc.	5,897,950	2,428,486
Megaworld Corp.	43,973,960	1,409,759
Robinsons Land Corp.	2,296,406	537,342
SM Prime Holdings Inc.	18,844,035	7,615,969
		11,991,556
Transportation Infrastructure — 12.8%
International Container Terminal Services Inc.	1,978,313	14,521,449
Water Utilities — 1.9%
Manila Water Co. Inc.	3,672,029	2,191,568
Wireless Telecommunication Services — 3.5%
PLDT Inc.	181,754	3,965,995
Total Long-Term Investments — 99.6% (Cost: $121,960,425)		113,562,369
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	90,000	90,000
Total Short-Term Securities — 0.1% (Cost: $90,000)		90,000
Total Investments — 99.7% (Cost: $122,050,425)		113,652,369
Other Assets Less Liabilities — 0.3%		325,619
Net Assets — 100.0%		$113,977,988

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$—	$(90,000)(a)	$—	$—	$90,000	90,000	$3,498	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Philippines ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	06/20/25	$287	$1,378
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$49,960,753	$63,601,616	$—	$113,562,369
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$50,050,753	$63,601,616	$—	$113,652,369
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,378	$—	$—	$1,378

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.